Semiannual Report


                                   DIVERSIFIED
                                   SMALL-CAP
                                   GROWTH FUND

                                 JUNE 30, 2000


[LOGO OF T. ROWE PRICE]

T. ROWE PRICE

REPORT HIGHLIGHTS
---------------------------------
Diversified Small-Cap Growth Fund

 .    Small-cap stocks finished with modest gains after a volatile first half of the year.

 .    The fund's return exceeded its Russell benchmark and the average small-cap fund for the six-month period, and 12-month returns were outstanding.

 .    Our broad diversification and disciplined strategy aided performance.

 .    Renewed investor focus on company fundamentals should benefit our relatively conservative approach to a volatile sector.



UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

Building on a powerful fourth-quarter 1999, U.S. markets surged during the first two and a half months of 2000, fueled by investor enthusiasm for shares of technology companies--especially Internet and biotechnology. Stocks fell sharply beginning in mid-March, however, as investors finally reacted to the sky-high tech valuations and the ongoing series of interest rate hikes by the Federal Reserve.


Although the tech-heavy Nasdaq Composite posted the largest drop, stocks outside the sector also suffered. After a period of extreme volatility, technology stocks and the broader market rallied again in June. Overall, the large-cap S&P 500 finished the first six months of the year with a decline of 0.43%, while the small-cap Russell 2000 Index gained 3.04%.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 6/30/00                                     6 Months    12 Months
--------------------------------------------------------------------------------
Diversified Small-Cap
Growth Fund                                                 7.87%       34.45%

Russell 2000 Growth Index                                   1.23        28.39

Lipper Small Cap Fund Index                                 4.58        35.27


Despite the second-quarter sell-off, your fund posted solid results for the six months ended June 30, easily outpacing the Russell 2000 Growth Index and its average peer fund. The fund's excellent 34.45% return for the 12-month period topped the Russell benchmark as well, and was in line with the Lipper Small Cap Fund Index. Strength in the biotechnology and semiconductor sectors drove fund performance, and our broad diversification and relatively conservative approach to small-cap growth investing were instrumental in navigating the volatility in the spring.


MARKET ENVIRONMENT

The Fed has raised short-term interest rates three times in 2000 (six times since June 1999) in an effort to ease inflationary pressures in the economy, the most recent a half-percentage-point jump in May. Amid concerns about future rate hikes and a slowing economy, the markets shied away from risk in 2000's second quarter, driving down the prices of the most speculative dot-com companies. After months of ignoring company losses while pursuing these New Economy stocks, investors once again began to appreciate profitability. Russell 2000 companies that were projected to lose money over the next year dropped 15% in the quarter. The IPO market also dried up as investors lost their appetite for risk, leaving many new companies with dire cash shortages.

The market's new risk aversion benefited companies with strong fundamentals, and for the first time in several years, small-cap value stocks shone. The wide disparity between growth and value stocks--a gap that reached unprecedented levels in 1999--reversed course in the first half of 2000. The Russell 2000 Value Index topped the comparable growth index by 4.6 percentage points over the past six months, but that small difference masks the extreme volatility experienced during the first two quarters of the year. Growth stocks outperformed at the beginning and end of the period, but from the peak in March to the trough in May, the value index outperformed growth by about 32%.

-----------------------
SMALL-CAP STOCK RETURNS
--------------------------------------------------------------------------------

Periods Ended 6/30/00                                       6 Months   12 Months
--------------------------------------------------------------------------------
Russell 2000 Index                                             3.04%     14.32%

Russell 2000 Growth Index                                      1.23      28.39

Russell 2000 Value Index                                       5.85      -0.94

Internet stocks weren't the only highfliers that felt the market's wrath. Biotech stocks drove skyward in January and February--the average biotech in the Russell 2000 more than doubled during that time--but crashed in April and May, giving up substantially all their earlier gains. Good news then sparked a rebound as investors began to get excited about the completion of the human genome map, the first step in what could be a revolution in the way diseases are diagnosed and treated.



PORTFOLIO STRATEGY AND REVIEW

The fund's investment strategy served us well, especially during the market's most recent bout of volatility. Our broad diversification--both in the number of stocks we own and across industries--helped us catch the strength of the best-performing sectors while reducing the risk that any one company or industry would unduly hamper returns. Diversification remains paramount, and we raised the number of stocks in the portfolio to 400 at the end of June. Diversification within sectors was also important. Technology, for example, covers a wide range of industries that included some of our best and worst performers during the period. At the same time, our bias toward companies with strong fundamentals such as earnings growth kept us away from some of the more speculative tech issues that were hardest hit in the spring downturn.

Although there were some shifts among industry groups within the portfolio, our current allocations are roughly neutral relative to the small-cap growth sector. Semiconductors and components now rank as the largest industry allocation, replacing computer software, which dropped to third place. Networking and telecom equipment doubled as a percentage of fund assets and now is the second-largest group. Biotech stocks tripled their representation in the portfolio, although they remain just under 5% of assets. Overall, technology in all its forms represents just over 40% of fund assets, slightly higher than the Russell 2000 Growth Index's 37%. In addition to computer software, we cut allocations to computer services and hardware and e-commerce. Sector diversification at year-end and midyear is shown in the table following this letter.

-------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                     Diversified
                                                       Small-Cap
As of 6/30/00                                        Growth Fund      S&P 500
--------------------------------------------------------------------------------

Market Cap (Investment-
Weighted Median)                                    $1.5 billion   $91.3 billion

Earnings Growth Rate
Estimated Next 5 Years*                                    24.9%           14.7%

P/E Ratio (Based on Next 12
Months' Estimated Earnings)                                33.0X           30.0X

*Forecasts are based on T. Rowe Price research and are in no way an indication of future investment returns.


Individual technology companies generated both the best and the worst returns for the fund, as semiconductors and biotechs performed spectacularly, while computer services were clobbered. Although no stock accounts for as much as 1% of fund assets, some companies produced outsized returns. Top contributors included semiconductor developer Burr Brown (which agreed to be acquired by Texas Instruments), biotech firm Techne, and Learning Tree International, which provides information technology training. Negative contributors included Harmonic, a promising broadband company, and InterVoice-Brite, which provides call-center management; both companies reported earnings shortfalls. Computer-storage company Advanced Digital Information was among the computer services firms that were hard hit.

OUTLOOK

Small-cap investing involves a higher degree of volatility than investing in large-caps, but the volatility so far this year is nearly unprecedented. Small-cap growth companies that perform well, beat expectations, and garner investor enthusiasm can see their stock price soar. Those that stumble and fail to meet expectations get punished with stock prices that can fall 50% or more in a single day. When this occurs, regaining investor confidence and share price momentum takes a long time, if it ever happens. Indeed, the first bit of bad news that sends a stock into free-fall is often just the beginning of a string of disappointing announcements.

This highlights the importance of diversification when investing in this arena. By holding many small positions in the fund, we reduce the impact of any single disappointing company. And after a disappointment, if we doubt the business model or management of a company, we are quick to sell and redeploy the assets into other more promising investments.

The price we pay for a company also matters. Although the market sometimes overlooks valuations in the short run, we believe that investors who pay any price for rapid growth will ultimately be disappointed. We will continue to be sensitive to valuations and refrain from paying too much for growth, and we anticipate that over time the market will reward our disciplined strategy.



Respectfully submitted,


/S/ Richard T. Whitney

Richard T. Whitney
President and Chairman of the Investment Advisory Committee

July 20, 2000

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                         6/30/00
--------------------------------------------------------------------------------

Techne                                                                     0.8%
Burr Brown                                                                 0.8
Polycom                                                                    0.8
Diamond Technology Partners                                                0.7
NorthEast Optic Network                                                    0.7
--------------------------------------------------------------------------------
Plexus                                                                     0.7
Xircom                                                                     0.7
Mercury Interactive                                                        0.7
Pericom Semiconductor                                                      0.7
Micromuse                                                                  0.7
--------------------------------------------------------------------------------
Semtech                                                                    0.6
Learning Tree International                                                0.6
TranSwitch                                                                 0.6
ATMI                                                                       0.6
Plantronics                                                                0.6
--------------------------------------------------------------------------------
Actuate                                                                    0.6
Lattice Semiconductor                                                      0.6
Remedy                                                                     0.6
Micrel                                                                     0.6
Proxim                                                                     0.6
--------------------------------------------------------------------------------
Anaren Microwave                                                           0.6
Technitrol                                                                 0.6
PMC-Sierra                                                                 0.6
Mentor                                                                     0.6
Natural MicroSystems                                                       0.6
--------------------------------------------------------------------------------
Total                                                                    16.3%

Note: Table excludes reserves.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

Twenty-Five Largest Industries
                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                       12/31/99        6/30/00
--------------------------------------------------------------------------------
Semiconductors and Components                              11.2%          13.6%
Networking and Telecom Equipment                            5.5           11.1
Computer Software                                          12.3            9.1
Miscellaneous Business Services                             6.9            5.9
Media and Advertising                                       5.5            4.6
--------------------------------------------------------------------------------
Biotechnology                                               1.6            4.5
Telecom Services                                            3.2            3.8
Computer Hardware/Peripherals                               5.1            3.8
Medical Instruments and Devices                             2.2            3.0
E-Commerce                                                  4.3            2.6
--------------------------------------------------------------------------------
Exploration and Production                                  0.6            2.6
Financial Services                                          2.2            2.6
Consumer Nondurables                                        2.2            2.4
Hard Goods Retailers                                        3.6            2.3
Health Care Services                                        2.5            2.3
--------------------------------------------------------------------------------
Bank and Trust                                              1.0            1.9
Transportation                                              1.1            1.8
Pharmaceuticals                                             2.2            1.8
Soft Goods Retailers                                        1.6            1.6
Machinery                                                   1.3            1.5
--------------------------------------------------------------------------------
Distribution                                                1.6            1.4
Computer Services                                           4.1            1.4
Consumer Services                                           2.0            1.3
Entertainment                                               1.8            1.3
Energy Services                                             1.1            1.2
--------------------------------------------------------------------------------
Total                                                      86.7%          89.4%

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                    [GRAPH]

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
                                                               Since   Inception
Periods Ended 6/30/00                       1 Year   3 Years  Inception   Date
--------------------------------------------------------------------------------
Diversified Small-Cap Growth Fund           34.45%   15.18%    15.18%   6/30/97

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

--------------------
FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                 6 Months          Year                     6/30/97
                                    Ended         Ended                     Through
                                  6/30/00      12/31/99      12/31/98      12/31/97
NET ASSET VALUE
Beginning of period            $   14.11     $   11.05     $   10.70     $   10.00

Investment activities
 Net investment income (loss)      (0.06)*       (0.11)*       (0.09)*       (0.03)*
 Net realized and unrealized
 gain (loss)                        1.17          3.17          0.46          0.74++

 Total from investment activities   1.11          3.06          0.37          0.71

Distributions
 Net realized gain                    -             -          (0.03)        (0.01)

Redemption fees added to
paid-in-capital                       -             -           0.01            -

NET ASSET VALUE
End of period                  $   15.22     $   14.11     $   11.05     $   10.70
                               -----------------------------------------------------

Ratios/Supplemental Data

Total return                        7.87%*       27.69%*        3.58%*        7.10%*
Ratio of total expenses to
average net assets                  1.25%+*       1.25%*        1.25%*        1.25%+*
Ratio of net investment income
(loss) to average net assets       (0.88)%+*     (0.99)%*      (0.83)%*      (0.67)%+*
Portfolio turnover rate             73.1%+        49.4%          39.8%        13.4%
Net assets, end of period
(in thousands)                  $100,240      $ 74,804       $ 70,444      $ 72,071


 .    Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/00.
+    Annualized
++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchanges Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the investment portfolio.


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2000

-----------------------
STATEMENT OF NET ASSETS                                       Shares     Value
--------------------------------------------------------------------------------
                                                                    In thousands
COMMON STOCKS 97.1%


FINANCIAL  5.6%

Bank and Trust  1.9%
Bank United                                                  10,000   $    354
City National                                                 9,100        316
Commerce Bancorp                                              8,011        369
Community First Bankshares                                   17,800        291
National Commerce Bancorporation                             11,800        190
Southwest Bancorporation *                                    9,000        187
Sterling Bancshares                                          17,100        185
                                                                      --------
                                                                         1,892
                                                                      --------
Insurance  1.1%
Advance Paradiam *                                            9,100        184
Brown and Brown                                               1,000         52
Medical Assurance                                             2,100         24
PMI Group                                                     4,500        214
Protective Life                                               4,900        130
Radian Group                                                  8,399        435
Stancorp Financial Group                                      3,700        119
                                                                      --------
                                                                         1,158
                                                                      --------
Financial Services  2.6%
Affiliated Managers Group *                                   9,000        409
AmeriCredit *                                                11,900        202
Annuity and Life Reassurance *                                7,100        172
Heller Financial                                              2,061         42
Investment Technology Group *                                11,900        506
Investors Financial Services                                  6,700        266
Legg Mason                                                    5,332        267
Nationwide Financial Services (Class A)                       4,800        158
S1 *                                                          2,000         47
Waddell & Reed Financial (Class A)                           15,650        514
                                                                      --------
                                                                         2,583
                                                                      --------
Total Financial                                                          5,633
                                                                      --------

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                              Shares     Value
--------------------------------------------------------------------------------
                                                                    In thousands
HEALTH CARE 12.2%
Pharmaceuticals  1.8%
Andrx *                                                       4,000   $    256
Forest Laboratories *                                         1,000        101
Jones Pharma                                                  5,250        209
K-V Pharmaceutical *                                          5,500        146
King Pharmaceuticals *                                        9,900        434
Shire Pharmaceuticals ADR *                                   7,662        398
Theragenics *                                                16,600        142
Watson Pharmaceuticals *                                      2,100        113
                                                                      --------
                                                                         1,799
                                                                      --------
Biotechnology 4.5%
Aurora Biosciences *                                          5,500        374
Cell Genesys *                                                3,000         84
Cephalon *                                                    3,000        183
Collateral Therapeutics *                                     6,000        152
Enzo Biochem *                                                3,500        242
Enzon *                                                       8,200        348
Imclone Systems *                                               600         46
Incyte Genomics *                                             2,000        164
Inhale Therapeutic Systems *                                  5,000        507
Invitrogen *                                                  4,500        339
Lynx Therapeutics *                                           3,000        143
Protein Design Labs *                                         1,500        247
Serologicals *                                               18,000         91
Techne *                                                      6,000        786
Transkaryotic Therapies *                                     2,000         73
Triangle Pharmaceuticals *                                   18,100        166
Trimeris *                                                    4,500        315
Vical *                                                       7,000        134
Viropharma *                                                  4,300         68
                                                                      --------
                                                                         4,462
                                                                      --------
Health Care Services 2.3%
Express Scripts (Class A) *                                   2,400        148
First Health Group *                                          6,500        214
Hooper Holmes                                                19,000        152
LifePoint Hospitals *                                        12,000        268

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Lincare *                                                    10,000     $    246
Medquist *                                                    1,904           65
Omnicare                                                     22,600          205
Province Healthcare *                                         6,000          217
Renal Care Group *                                           15,500          379
Universal Health Services *                                   6,100          400
                                                                        --------
                                                                           2,294
                                                                        --------

Medical Equipment 0.6%
APA Optics *                                                  9,000          129
Dentsply International                                        4,600          141
PolyMedica *                                                  5,800          251
Zoll Medical *                                                1,500           74
                                                                        --------
                                                                             595
                                                                        --------

Medical Instruments and Devices 3.0%
CONMED *                                                     15,900          409
Cytyc *                                                       4,800          256
Datascope *                                                  11,800          425
ICU Medical *                                                 7,500          200
Mentor                                                       20,800          565
Mettler Toledo International *                                6,200          248
Molecular Devices *                                           2,100          145
Priority Healthcare (Class B) *                               4,000          297
ResMed *                                                     14,000          375
Sybron International *                                        3,500           69
Xceed *                                                       7,000           64
                                                                        --------
                                                                           3,053
                                                                        --------
Total Health Care                                                         12,203
                                                                        --------

CONSUMER 10.3%

Restaurants 0.7%
Applebee's                                                    1,000           30
Buca *                                                        3,000           47
CEC Entertainment *                                           5,900          151
PF Chang's China Bistro *                                     3,100           99
Papa John's *                                                 4,600          113
Rare Hospitality International *                              3,000           85
Sonic *                                                       5,700          168
                                                                        --------
                                                                             693
                                                                        --------

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands
Entertainment 1.3%
Imax *                                                       18,200     $    413
International Speedway (Class A)                              5,500          229
JAKKS Pacific *                                              17,000          250
Lodgenet Entertainment *                                      7,900          193
Premier Parks *                                               7,000          159
Youthstream Media Networks *                                  8,400           49
                                                                        --------
                                                                           1,293
                                                                        --------

Food and Beverages 0.5%
Hain Celestial Group *                                       10,400          382
Smithfield Foods *                                            2,000           56
                                                                        --------
                                                                             438
                                                                        --------

Consumer Durables 0.2%
Ethan Allen Interiors                                         4,100           98
Furniture Brands International *                              4,100           62
                                                                        --------
                                                                             160
                                                                        --------

Consumer Services 1.3%
Avis Group Holdings *                                         9,000          169
Bright Horizons Family Solution *                             8,900          190
Devry *                                                       6,100          161
Learning Tree International *                                10,400          640
Metris                                                        7,050          177
                                                                        --------
                                                                           1,337
                                                                        --------

Consumer Nondurables 2.4%
Fossil *                                                     15,000          284
Kenneth Cole Productions (Class A) *                         10,050          402
Linens `n Things *                                            7,400          201
Mohawk Industries *                                           7,700          167
Quicksilver *                                                21,450          334
Rayovac *                                                     8,500          190
Spartech                                                     10,000          270
Timberland *                                                  2,000          142
Topps *                                                      20,000          228
Wesley Jessen VisionCare *                                    5,500          207
                                                                        --------
                                                                           2,425
                                                                        --------

Hard Goods Retailers 2.3%
CDW Computer Centers *                                        1,000           63
Cost Plus *                                                   6,550          189

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Dollar Tree Stores *                                          5,837     $    231
Duane Reade *                                                 8,700          224
Family Dollar Stores                                          6,200          121
Insight Enterprises *                                         2,450          145
Netegrity *                                                   2,500          188
O'Reilly Automotive *                                        13,200          182
Tweeter Home Entertainment Group *                            7,400          222
Whitehall Jewellers *                                        16,800          313
Wild Oats Markets *                                           3,100           39
Williams-Sonoma *                                             7,600          247
Zales *                                                       5,000          182
                                                                        --------
                                                                           2,346
                                                                        --------

Soft Goods Retailers 1.6%
AnnTaylor Stores *                                            6,300          208
Men's Wearhouse *                                            17,400          388
Neiman Marcus Group *                                         8,100          244
Pacific Sunwear *                                             9,150          172
Ross Stores                                                  11,400          194
Talbots                                                       4,000          220
Vans *                                                       10,900          159
                                                                        --------
                                                                           1,585
                                                                        --------
Total Consumer                                                            10,277
                                                                        --------

TECHNOLOGY 40.2%

Semiconductors and Components 13.6%
Advanced Energy Industries *                                  6,100          360
American Xtal Technology *                                    2,900          125
Amphenol *                                                    7,000          463
ANADIGICS *                                                   4,000          136
Applied Materials *                                           1,745          158
Applied Micro Circuits *                                      1,000           99
Artesyn Technologies                                         15,200          424
ATMI *                                                       13,700          637
Benchmark Electronics *                                       5,000          183
Burr Brown *                                                  9,025          782
Cognex *                                                      6,300          326
Cohu                                                          9,900          267

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

CTS                                                           6,300     $    283
Cymer *                                                       9,000          429
Dallas Semiconductor                                          8,000          326
Dionex *                                                     10,200          277
Exar *                                                        4,200          367
Globespan Semiconductor                                       4,100          500
International Rectifier *                                     5,400          302
Lattice Semiconductor *                                       9,100          629
LTX *                                                         7,800          273
Maxim Integrated Products *                                   1,500          102
Micrel *                                                     14,000          609
Microchip Technology *                                        4,650          271
MTI Technology *                                             11,000           88
Novellus Systems *                                            6,500          368
Pericom Semiconductor *                                       9,700          665
Plexus *                                                      6,200          701
PMC-Sierra *                                                  3,200          568
QLogic *                                                      2,000          132
S3 *                                                         19,500          286
Semtech *                                                     8,600          651
Spectra Physics Lasers *                                      1,500          104
Supertex *                                                    2,000          101
Three-Five Systems *                                          4,500          266
Transwitch *                                                  8,250          637
TriQuint Semiconductor *                                      4,800          459
Varian Semiconductor Equipment *                              3,500          220
Vitesse Semiconductor *                                       1,200           88
                                                                        --------
                                                                          13,662
                                                                        --------

Computer Software 9.1%
Actuate *                                                    11,900          635
Advent Software *                                             5,000          324
Aspen Technology *                                            5,000          193
AVT *                                                         6,500           48
Brio Technology *                                             6,400          136
Dendrite International *                                      7,550          252
Echelon *                                                       200           12
Electronic Arts *                                             1,600          117
Exchange Applications Software *                              4,700          125

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Factset Research Systems *                                   14,000     $    395
Firepond *                                                    5,000          180
Hyperion Solutions *                                         10,400          338
Informix *                                                    3,000           22
ISS Group *                                                   5,000          493
Macromedia *                                                  5,700          551
Manugistics Group *                                           6,000          281
Mercator Software *                                           4,000          275
Mercury Interactive *                                         7,000          677
Micromuse *                                                   4,000          662
National Instruments *                                        6,550          286
NetIQ *                                                       4,006          239
Network Associates *                                          5,400          110
Peregrine Systems *                                          11,000          383
Pixar *                                                       3,400          120
Remedy *                                                     11,000          613
RSA *                                                         6,000          417
Seachange International                                       2,000           58
Serena Software                                               4,000          181
Sybase *                                                     11,500          265
Symantec *                                                    3,200          173
THQ *                                                        15,500          187
Verity *                                                      8,200          312
Wind River Systems *                                          1,000           38
                                                                        --------
                                                                           9,098
                                                                        --------

Networking and Telecom Equipment 11.1%
Adaptive Broadband *                                          4,000          147
Advanced Fibre Communications *                               5,000          226
Alpha Industries *                                           12,700          560
Anaren Microwave *                                            4,500          590
Ancor Communications *                                        9,300          333
Andrew *                                                      6,900          232
AudioCodes *                                                  2,700          326
Black Box *                                                     600           48
C-Cor.net *                                                   7,500          202
Carrier Access *                                              4,300          228
Checkpoint Systems *                                          2,000           15
Com21 *                                                      12,200          305

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Comverse Technology *                                         2,600     $    242
Concord Communications *                                      5,400          221
Emulux *                                                      3,200          210
F5 Networks *                                                 1,600           87
Harmonic Lightwaves *                                        16,682          414
Inter-Tel                                                    12,700          204
JDS Uniphase *                                                2,800          336
MMC Networks *                                                6,000          321
Natural MicroSystems *                                        5,000          562
Network Peripherals *                                         2,900           49
Nortel Networks                                               3,000          205
Optical Cable *                                               5,000          150
Osicom Technologies *                                         2,900          245
Plantronics *                                                 5,500          635
Polycom *                                                     8,000          753
Powerwave Technologies *                                     12,000          528
Proxim *                                                      6,000          595
Spectrian *                                                  13,000          218
Technitrol                                                    6,000          581
Time Warner Telecom (Class A) *                               7,200          464
Vari-L *                                                      4,500           52
Viasat *                                                      3,000          162
Xircom *                                                     14,500          689
                                                                        --------
                                                                          11,135
                                                                        --------

E-Commerce 2.6%
Akamai Technologies *                                         1,191          141
Allaire *                                                    12,400          455
BackWeb Technologies *                                        8,100          186
Cybersource *                                                13,300          184
Go2Net *                                                      4,200          211
GoTo.com                                                      6,600          101
Liberate Technologies *                                       5,400          159
Loislaw *                                                     2,500           21
Media Metrix *                                                4,000          102
Mypoints *                                                    2,500           48
Netopia *                                                     5,800          233
Pegasus Solutions *                                           4,800           52
PSINet *                                                      4,600          115

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

USInternetworking *                                          13,275     $    271
WebTrends *                                                   8,200          316
                                                                        --------
                                                                           2,595
                                                                        --------

Computer Hardware/Peripherals 3.8%
American Power Conversion *                                   2,900          118
Concurrent Computer *                                         3,000           39
Cybex Computer Products                                       8,075          341
Electronics For Imaging *                                     3,100           78
Jabil Circuit *                                               1,000           50
KEMET *                                                      12,200          306
Kopin *                                                       7,000          485
Mercury Computer Systems                                      8,900          288
MIPS Technologies *                                           3,600          153
Optimal Robotics *                                            3,500          134
Pinnacle Systems *                                            9,600          217
Sandisk *                                                     6,500          398
Sanmina *                                                     1,600          137
Symbol Technologies                                           5,987          323
Teradyne *                                                    1,500          110
Titan *                                                       2,900          130
Varian *                                                     11,000          507
                                                                        --------
                                                                           3,814
                                                                        --------
Total Technology                                                          40,304
                                                                        --------

BUSINESS SERVICES 20.8%

Environmental 0.2%
Casella Waste Systems (Class A) *                             6,900           74
Catalytica *                                                 11,300          124
                                                                        --------
                                                                             198
                                                                        --------

Miscellaneous Business Services 5.9%
Choicepoint *                                                 4,300          191
CIBER *                                                       3,300           44
Cobalt Group *                                                4,000           28
Commscope *                                                   9,000          369
Consolidated Graphics *                                       2,500           23
Cree *                                                        3,500          468
Diamond Technology Partner *                                  8,300          730

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

eLoyalty *                                                   16,100     $    204
F. Y. I. *                                                    9,500          319
Fair, Issac and Company                                       4,800          211
G&K Services *                                                3,100           78
Global Imaging Systems *                                      1,800           19
Heidrick & Struggles International *                          7,200          454
iGATE Capital *                                               1,500           21
infoUSA *                                                    11,200           73
Interim Services *                                            2,000           35
Keane *                                                      12,800          277
kforce.com *                                                  7,700           53
META Group *                                                  9,800          192
Modis Professional Services *                                17,200          153
National Computer Systems                                     6,400          315
NCO Group *                                                   9,800          227
Primus Knowledge Solutions *                                  2,000           90
Professional Staff ADR *                                     12,000           55
Profit Recovery Group International *                         7,000          116
Quanta Services *                                             5,850          322
Rent Way *                                                    6,300          184
Software.com *                                                1,100          143
U.S. Interactive *                                           14,700          191
Zebra Technologies (Class A) *                                7,200          318
                                                                        --------
                                                                           5,903
                                                                        --------

Utilities 0.2%
Calpine *                                                     4,000          263
                                                                        --------
                                                                             263
                                                                        --------

Distribution 1.4%
Jack Henry & Associates                                       7,000          351
MSC *                                                         6,300          132
Patterson Dental *                                            5,950          303
SCP Pool *                                                   12,150          284
Tech Data *                                                   2,600          113
Watsco (Class A)                                             17,750          222
                                                                        --------
                                                                           1,405
                                                                        --------

Transportation 1.8%
Alaska Air Group *                                              700           19
C.H. Robinson Worldwide                                       8,800          435

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

EGL *                                                        11,000     $    338
Forward Air *                                                13,000          518
Mesaba Holdings *                                            15,700          148
Skywest                                                       1,500           56
Swift Transportation *                                       12,075          169
USFreightways                                                 6,500          159
                                                                        --------
                                                                           1,842
                                                                        --------

Telecom Services 3.8%
AT&T Canada (Class B) *                                       3,300          109
Caprock Communications *                                      9,800          194
Crown Castle International *                                  5,800          211
ICG Communications *                                         11,200          248
Insight Communications *                                     10,000          157
Intermedia Communications *                                   9,000          267
InterVoice-Brite *                                           19,700          130
ITC Deltacom *                                               15,700          350
MGC Communications *                                          5,700          342
Millicom International Cellular *                             4,200          147
Northeast Optic Network *                                    11,700          725
Pinnacle Holdings *                                           7,300          391
Radiant Systems                                               7,750          185
Rhythms NetConnections *                                      6,000           75
USA Networks *                                                3,320           72
Western Wireless *                                            4,000          218
                                                                        --------
                                                                           3,821
                                                                        --------

Computer Services 1.4%
Advanced Digital Info *                                      16,200          258
Affiliated Computer Services (Class A) *                      3,500          116
American Management Systems *                                 5,700          187
BISYS Group *                                                 3,000          185
Cognizant Technology Solutions *                              3,500          116
Digital River *                                               2,800           21
Extended Systems *                                            1,500          144
National Data                                                 4,500          104
NOVA *                                                        7,796          218
Red Hat *                                                     2,000           54
                                                                        --------
                                                                           1,403
                                                                        --------

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                             Shares        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Media and Advertising 4.6%
24/7 Media *                                                  3,200     $     50
A.C. Nielson *                                                6,200          136
American Tower Systems (Class A) *                            3,000          125
Catalina Marketing *                                          2,800          286
Cox Radio (Class A) *                                        15,000          420
Emmis Broadcasting (Class A) *                               13,000          538
Entercom Communications *                                     5,000          244
Getty Images *                                                7,800          289
Harte-Hanks                                                   5,800          145
Hispanic Broadcasting *                                       2,000           66
L90 *                                                         6,700           70
Lamar Advertising *                                           1,800           78
Macrovision *                                                 5,700          364
Pegasus Communications *                                      7,400          362
Price Communications *                                       13,000          306
Primus Telecomm Group *                                       6,600          165
Radio One (Class A)                                           4,200          125
Radio One (Class D) *                                         2,000           44
Regent Communications *                                       9,500           81
Scholastic *                                                  2,700          165
Valassis Communications *                                     4,000          153
Westwood One *                                                4,000          137
Zomax *                                                      16,000          209
                                                                        --------
                                                                           4,558
                                                                        --------

Real Estate Services 0.3%
Apartment Investment & Management, REIT                       3,512          152
Catellus Development *                                       10,800          162
                                                                        --------
                                                                             314
                                                                        --------

Engineering and Construction 1.2%
Dycom Industries *                                            9,425          434
Insituform Technologies (Class A) *                          13,500          369
Kaufman & Broad                                               4,100           81
Tetra Tech *                                                 13,406          307
                                                                        --------
                                                                           1,191
                                                                        --------
Total Business Services                                                   20,898
                                                                        --------

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                              Shares     Value
--------------------------------------------------------------------------------
                                                                    In thousands

ENERGY 3.8%
Energy Services 1.2%
BJ Services *                                                 2,500   $    156
Maverick Tube *                                               9,600        279
Oceaneering International *                                   9,300        177
Smith International *                                         2,500        182
UTI Energy *                                                 11,000        441
                                                                      --------
                                                                         1,235
                                                                      --------
Exploration and Production 2.6%
Barrett Resources *                                          15,500        472
Cabot Oil & Gas                                              16,600        352
Cal Dive International *                                      4,600        249
Marine Drilling *                                            16,000        448
Noble Affiliates                                              7,100        264
Patterson Energy *                                           13,100        373
Tom Brown *                                                  18,400        425
                                                                     ---------
                                                                         2,583
                                                                     ---------
Total Energy                                                             3,818
                                                                     ---------

INDUSTRIAL 3.9%

Automobiles and Related  0.5%
Gentex *                                                     12,900        323
Group 1 Automotive *                                         13,000        156
                                                                     ---------
                                                                           479
                                                                     ---------
Machinery 1.5%
Applied Science & Technology *                                7,300        188
Asyst Technologies *                                          9,400        320
Mechanical Technology *                                       4,100         61
Pentair                                                      11,000        391
Power-One *                                                   3,150        359
SBS Technologies *                                            2,200         81
Terex *                                                       7,500        106
                                                                     ---------
                                                                         1,506
                                                                     ---------
Specialty Chemicals 0.8%
Cabot                                                        10,200        278
Cambrex                                                       6,800        306

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                              Shares     Value
--------------------------------------------------------------------------------
                                                                    In thousands

Om Group                                                      5,100   $    224
                                                                      --------
                                                                           808
                                                                      --------
Defense and Aerospace 0.7%
L 3 Communications *                                          9,500        542
Triumph Group *                                               4,300        120
                                                                      --------
                                                                           662
                                                                      --------
Building Materials 0.4%
Carlisle Companies                                            3,600        162
Elcor                                                         2,600         60
Simpson Manufacturing *                                       4,000        191
                                                                      --------
                                                                           413
                                                                      --------
Total Industrial                                                         3,868
                                                                      --------

BASIC MATERIALS 0.3%

Mining 0.1%
Stillwater Mining *                                           2,900         81
                                                                      --------
                                                                            81
                                                                      --------
Miscellaneous Materials 0.2%
Gilat Satellite Networks *                                    3,200        222
                                                                      --------
                                                                           222
                                                                      --------
Total Basic Materials                                                      303
                                                                      --------

Total Common Stocks (Cost  $79,149)                                     97,304
                                                                      --------

SHORT-TERM INVESTMENTS 3.2%

Money Market Funds 3.2%
Reserve Investment Fund, 6.68% #                          3,282,542      3,283
                                                                     ---------

Total Short-Term Investments (Cost  $3,283)                              3,283
                                                                     ---------


22
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------


                                                                         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Total Investments in Securities
100.3% of Net Assets (Cost $82,432)                                  $ 100,587

Other Assets Less Liabilities                                             (347)
                                                                     ---------

NET ASSETS                                                           $ 100,240
                                                                     =========

Net Assets Consist of:
Accumulated net investment income - net of distributions             $    (396)
Accumulated net realized gain/loss - net of distributions                5,473
Net unrealized gain (loss)                                              18,155
Paid-in-capital applicable to 6,584,564 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized        77,008
                                                                     ---------

NET ASSETS                                                           $ 100,240
                                                                     =========

NET ASSET VALUE PER SHARE                                            $   15.22
                                                                     =========


    #  Seven-day yield
    *  Non-income producing
  ADR  American Depository Receipt
 REIT  Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.


23
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                        6 Months
                                                                           Ended
                                                                         6/30/00

  Investment Income (Loss)
  Income
   Interest                                                       $        115
   Dividend                                                                 51
                                                                  ------------
   Total income                                                            166
                                                                  ------------
  Expenses
   Investment management                                                   321
   Shareholder servicing                                                   142
   Custody and accounting                                                   60
   Prospectus and shareholder reports                                       14
   Registration                                                             12
   Legal and audit                                                           7
   Directors                                                                 4
   Miscellaneous                                                             2
                                                                  ------------
   Total expenses                                                          562
                                                                  ------------
  Net investment income (loss)                                            (396)
                                                                  ------------

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                            7,696
   Futures                                                                 209
                                                                  ------------
   Net realized gain (loss)                                              7,905
                                                                  ------------
  Change in net unrealized gain or loss
   Securities                                                           (2,521)
   Futures                                                                 (27)
                                                                  ------------
   Change in net unrealized gain or loss                                (2,548)
                                                                  ------------
  Net realized and unrealized gain (loss)                                5,357
                                                                  ------------

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $      4,961
                                                                  ============


The accompanying notes are an integral part of these financial statements.


24
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                           6 Months         Year
                                                              Ended        Ended
                                                            6/30/00     12/31/99

  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                          $     (396)  $    (598)
   Net realized gain (loss)                                   7,905       4,762
   Change in net unrealized gain or loss                     (2,548)     10,772
                                                         ----------------------
   Increase (decrease) in net assets from operations          4,961      14,936
                                                         ----------------------

  Capital share transactions *
   Shares sold                                               33,238      16,751
   Shares redeemed                                          (12,797)    (27,343)
   Redemption fees received                                      34          16
                                                         ----------------------
   Increase (decrease) in net assets from capital
   share transactions                                        20,475     (10,576)
                                                         ----------------------

  Net Assets
  Increase (decrease) during period                          25,436       4,360
  Beginning of period                                        74,804      70,444
                                                         ----------------------

  End of period                                          $  100,240   $  74,804
                                                         ======================

* Share information
   Shares sold                                                2,158       1,477
   Shares redeemed                                             (874)     (2,553)
                                                         ----------------------
   Increase (decrease) in shares outstanding                  1,284      (1,076)


The accompanying notes are an integral part of these financial statements.


25
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T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2000

----------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks long-term growth of capital by investing principally in common stocks of small-cap growth companies.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $52,687,000 and $31,677,000, respectively, for the six months ended June 30, 2000.



NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of December 31, 1999, the fund had capital loss carryforwards for federal income tax purposes of $2,345,000, all of which expires in 2006. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $82,432,000. Net unrealized gain aggregated $18,155,000 at period-end, of which $27,480,000 related to appreciated investments and $9,325,000 to depreciated investments.



NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $50,000 was payable at June 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At June 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through December 31, 2000, which would cause the fund's ratio of total expenses to average net assets to exceed 1.25%. Thereafter, through December 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $3,000 of management fees were not accrued by the fund for the six months ended June 30, 2000, and $114,000 remains subject to reimbursement from a prior period. Pursuant to a previous agreement, $25,000 of unaccrued fees were repaid during the six months ended June 30, 2000, and $215,000 remains subject to reimbursement through December 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $152,000 for the six months ended June 30, 2000, of which $32,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2000, totaled $115,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

INVESTMENT SERVICES AND INFORMATION

KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed-income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com


BROKERAGE SERVICES*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **


INVESTMENT INFORMATION

Combined Statement Overview of all your accounts with T. Rowe Price.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.
** Based on a July 2000 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus appropriate
to the fund or funds covered in this
report.


Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site.

Baltimore Area
Downtown
101 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
4410 ArrowsWest Drive

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.         F20-051  6/30/00